Basis of preparation of the consolidated financial statements	12 Months Ended
Dec. 31, 2019
Basis of preparation of the consolidated financial statements
Basis of preparation of the consolidated financial statements

2.     Basis of preparation of the consolidated financial statements

2.1          Statement of compliance

The consolidated financial statements of Banco Latinoamericano de Comercio Exterior, S. A. and its subsidiaries have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB").

2.2          Presentation currency

All amounts presented in the consolidated financial statements and notes are expressed in United States of America dollars (US dollar), which is the functional currency of the Bank.

2.3          Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis, except for the following items:

Items	Basis of measurement
Securities and other financial instruments at fair value through other comprehensive income	Fair value
Other financial instruments at fair value through profit or loss	Fair value
Financial assets and financial liabilities designated as hedged items in qualifying fair value hedging relationships	At amortized cost adjusted for the hedge risk components associated to the hedging relationship
Investment properties	Fair value

2.4   Basis of consolidation

The consolidated financial statements comprise the financial statements of Bladex and its subsidiaries. Bladex consolidates its subsidiaries from the date on which control is transferred to the Bank. All intercompany balances and transactions have been eliminated on consolidation. Specifically, the Bank controls an investee if, and only if, the Bank has the following elements:

-	Power over the investee. Existing rights that give it the current ability to direct the relevant activities of the investee.
-	Exposure or rights to variable returns from its involvement with the investee.
-	The ability to use its power over the investee to affect its returns.

Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when the Bank has less than the majority of the voting or similar rights of an investee, the Bank considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

-	The contractual arrangement(s) with the other vote holders of the investee.
-	Rights arising from other contractual arrangements.
-	The Bank’s voting rights and potential voting rights.

The Bank re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. The consolidation of the financial statements of a subsidiary begins when the Bank obtains control over the subsidiary and ceases when the Bank loses control of the subsidiary.

Profit or loss and each component of other comprehensive income (“OCI”) are attributed to the equity holders of the Bank and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Bank’s accounting policies.

2.4          Basis of consolidation

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Bank loses control over a subsidiary, it derecognizes the related assets, liabilities, non-controlling interest and other components of equity, while any resultant gain or loss is recognized in profit or loss. Any investment retained in the former subsidiary is recognized at fair value.

The fair value of any investment retained in the former subsidiary at the date when control is lost is measured according IFRS 9 – “Financial Instruments”, or where applicable, at cost on initial recognition of an investment in an associate or a joint venture.